Acquisitions - Summary of significant business combinations (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Sep. 02, 2021	Dec. 31, 2020	Jan. 08, 2020
Total consideration
Common shares issued	$ 350,359
Cash	55,284
Cashless exercise option on loan	10,000
Settlement of leases	90
Loan settlement	37,831
Warrants issued	18,415
Replacement RSU awards	10,048
Payment of acquisition-related transaction costs on behalf of the acquiree	7,840
Payment of 3rd-party debt on behalf of the acquiree	20,125
Deferred consideration	48,483
Contingent consideration	29,642
Total consideration	588,117
Net identifiable assets (liabilities) acquired
Cash	7,609
Accounts Receivable	6,527
Inventory	49,094
Loans receivable, short-term	1,600
Other current assets	2,113
Property & equipment	70,994
Right-of-use asset	17,833
Other non-current assets	47
Customer relationships	24,250
License	314,960
Trade name	1,400
Non-compete agreements	1,150
Equity method investment	5,912		$ 4,360
Investments	693
Total identifiable assets acquired	498,270
Short-term liabilities	(21,256)
Lease liability	(17,809)
Contract liability-loyalty program	(811)
Deferred tax liability	(82,258)
Total identifiable liabilities acquired	(122,134)
Net identifiable assets acquired	376,136
Purchase price allocation
Net identifiable assets acquired	376,136
Goodwill	211,981
Total consideration	588,117
Verdant [Member]
Total consideration
Common shares issued	2,000
Cash	1,500
Cashless exercise option on loan	10,000
Settlement of leases	90
Loan settlement	11,414
Total consideration	25,004
Net identifiable assets (liabilities) acquired
Cash	1,360
Inventory	1,519
Other current assets	76
Property & equipment	996
Right-of-use asset	127
Other non-current assets	47
Customer relationships	1,370
License	16,320
Total identifiable assets acquired	21,815
Short-term liabilities	(1,601)
Lease liability	(127)
Deferred tax liability	(3,968)
Total identifiable liabilities acquired	(5,696)
Net identifiable assets acquired	16,119
Purchase price allocation
Net identifiable assets acquired	16,119
Goodwill	8,885
Total consideration	25,004
Bluma [Member]
Total consideration
Common shares issued	183,262
Loan settlement	21,226
Warrants issued	18,415
Replacement RSU awards	10,048
Payment of acquisition-related transaction costs on behalf of the acquiree	3,373
Deferred consideration	1,806
Total consideration	238,130
Net identifiable assets (liabilities) acquired
Cash	1,623
Inventory	19,244
Loans receivable, short-term	1,600
Other current assets	1,205
Property & equipment	26,152
Right-of-use asset	13,709
Customer relationships	6,700
License	117,000
Investments	693
Total identifiable assets acquired	187,926
Short-term liabilities	(3,733)
Lease liability	(13,685)
Contract liability-loyalty program	(456)
Deferred tax liability	(36,940)
Total identifiable liabilities acquired	(54,814)
Net identifiable assets acquired	133,112
Purchase price allocation
Net identifiable assets acquired	133,112
Goodwill	105,018
Total consideration	238,130
Cultivate [Member]
Total consideration
Common shares issued	46,643
Loan settlement	1,852
Payment of acquisition-related transaction costs on behalf of the acquiree	1,001	$ 1,600
Payment of 3rd-party debt on behalf of the acquiree	20,125
Contingent consideration	29,642
Total consideration	99,263
Net identifiable assets (liabilities) acquired
Cash	2,938
Accounts Receivable	6,494
Inventory	24,862
Other current assets	662
Property & equipment	30,128
Right-of-use asset	1,304
Customer relationships	13,600
License	12,000
Trade name	1,400
Non-compete agreements	800
Total identifiable assets acquired	94,188
Short-term liabilities	(14,585)
Lease liability	(1,304)
Deferred tax liability	(10,597)
Total identifiable liabilities acquired	(26,486)
Net identifiable assets acquired	67,702
Purchase price allocation
Net identifiable assets acquired	67,702
Goodwill	31,561
Total consideration	99,263
Cure Penn [Member]
Total consideration
Common shares issued	52,610
Cash	33,304
Payment of acquisition-related transaction costs on behalf of the acquiree	3,135
Total consideration	89,049
Net identifiable assets (liabilities) acquired
Cash	751
Accounts Receivable	33
Inventory	2,963
Other current assets	134
Property & equipment	1,845
Right-of-use asset	1,834
Customer relationships	2,320
License	70,950
Non-compete agreements	270
Total identifiable assets acquired	81,100
Short-term liabilities	(1,186)
Lease liability	(1,834)
Contract liability-loyalty program	(355)
Total identifiable liabilities acquired	(3,375)
Net identifiable assets acquired	77,725
Purchase price allocation
Net identifiable assets acquired	77,725
Goodwill	11,324
Total consideration	89,049
Laurel Harvest [Member]
Total consideration
Common shares issued	65,844
Cash	20,480
Loan settlement	3,339
Payment of acquisition-related transaction costs on behalf of the acquiree	331
Deferred consideration	46,677
Total consideration	136,671
Net identifiable assets (liabilities) acquired
Cash	937
Inventory	506
Other current assets	36
Property & equipment	11,873
Right-of-use asset	859
Customer relationships	260
License	98,690
Non-compete agreements	80
Total identifiable assets acquired	113,241
Short-term liabilities	(151)
Lease liability	(859)
Deferred tax liability	(30,753)
Total identifiable liabilities acquired	(31,763)
Net identifiable assets acquired	81,478
Purchase price allocation
Net identifiable assets acquired	81,478
Goodwill	55,193
Total consideration	$ 136,671
Origin House [Member]
Total consideration
Common shares issued			396,575	$ 396,600
Replacement awards			31,671	31,700
Total consideration			428,246	428,200
Net identifiable assets (liabilities) acquired
Cash			32,984
Accounts Receivable			7,565
Inventory			16,660
Other current assets			2,197
Property & equipment			18,079
Right-of-use asset			17,984
Loans receivable, long-term			331
Customer relationships			63,600
License			5,900
Trade name			39,700
Equity method investment			4,302
Investments			139
Market related intangibles			2,374
Internally developed software			380
Total identifiable assets acquired			212,195
Short-term liabilities			(25,758)
Lease liability			(18,002)
Deferred and contingent consideration			(3,807)
Notes payable			(22,045)
Deferred tax liability			(29,622)
Net identifiable assets acquired			112,961
Purchase price allocation
Net identifiable assets acquired			112,961
Goodwill			315,285
Total consideration			$ 428,246	$ 428,200